Debt and Capital Structure - Summary of Net Debt to Adjusted EBITDA (Detail) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021
Disclosure of objectives, policies and processes for managing capital [line items]
Short-Term Borrowings	$ 14,000		$ 14,000		$ 14,000	$ 115,000
Long-Term Debt	7,224,000		7,224,000		7,224,000	8,691,000
Total Debt	7,224,000		7,224,000		7,224,000	8,691,000
Less: Cash and Cash Equivalents	(1,262,000)	$ (3,494,000)	(1,262,000)	$ (3,494,000)	(1,262,000)	(4,524,000)	$ (2,167,000)	$ (3,693,000)	$ (2,873,000)
Net Debt	5,976,000		5,976,000		$ 5,976,000	$ 4,282,000
Net Earnings (Loss)	1,864,000	1,609,000	3,366,000	5,666,000
Add (Deduct):
Interest Income	(33,000)	(21,000)	(100,000)	(44,000)
Foreign Exchange (Gain) Loss, Net	133,000	316,000	7,000	406,000
Revaluation (Gain) Loss	0	(549,000)	33,000	(549,000)
Re-measurement of Contingent Payments	67,000	(109,000)	83,000	142,000
(Gain) Loss on Divestiture of Assets	0	60,000	(11,000)	(244,000)
Other (Income) Loss, Net	(22,000)	$ (59,000)	(42,000)	$ (467,000)
Net Debt to Adjusted EBITDA					60.00%	30.00%
Rolling Twelve Month Basis
Disclosure of objectives, policies and processes for managing capital [line items]
Short-Term Borrowings	14,000		14,000		$ 14,000	$ 115,000
Current Portion of Long-Term Debt	0		0		0	0
Long-Term Debt	7,224,000		7,224,000		7,224,000	8,691,000
Total Debt	7,238,000		7,238,000		7,238,000	8,806,000
Less: Cash and Cash Equivalents	(1,262,000)		(1,262,000)		(1,262,000)	(4,524,000)
Net Debt	$ 5,976,000		$ 5,976,000		5,976,000	4,282,000
Net Earnings (Loss)					4,150,000	6,450,000
Add (Deduct):
Finance Costs					682,000	820,000
Interest Income					(137,000)	(81,000)
Income Tax Expense (Recovery)					953,000	2,281,000
Depreciation, Depletion and Amortization					4,844,000	4,679,000
Exploration and Evaluation Asset Write-downs					1,000	64,000
(Income) Loss From Equity-Accounted Affiliates					(27,000)	(15,000)
Unrealized (Gain) Loss on Risk Management					50,000	(126,000)
Foreign Exchange (Gain) Loss, Net					(56,000)	343,000
Revaluation (Gain) Loss					33,000	(549,000)
Re-measurement of Contingent Payments					103,000	162,000
(Gain) Loss on Divestiture of Assets					(36,000)	(269,000)
Other (Income) Loss, Net					(107,000)	(532,000)
Adjusted EBITDA					$ 10,453,000	$ 13,227,000